Victory Variable Insurance Funds

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

May 3, 2018

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Variable Insurance Funds

File Nos. 333-62051; 811-8979

Ladies and Gentlemen:

On behalf of Victory Variable Insurance Funds (the “Registrant”) with respect to the:

1.              Victory RS Large Cap Alpha VIP Series;

2.              Victory RS Small Cap Growth Equity VIP Series;

3.              Victory RS International VIP Series;

4.              Victory Sophus Emerging Markets VIP Series;

5.              Victory INCORE Investment Quality Bond VIP Series;

6.              Victory INCORE Low Duration Bond VIP Series;

7.              Victory High Yield VIP Series; and

8.              Victory S&P 500 Index VIP Series

(together, the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

i.                  The form of prospectus and the form of statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 44 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

ii.               The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 27, 2018, Accession Number: 0001104659-18-027761.

If you have any questions or comments regarding this filing, please call Jay Baris of Shearman & Sterling LLP at 212-848-4100.

Very truly yours,

Victory Variable Insurance Funds

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President